Document And Entity Information	3 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	Clementia Pharmaceuticals Inc.
Entity Central Index Key	0001647320
Trading Symbol	cmta
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	31,717,584
Document Type	6-K
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Amendment Flag	false